Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DECEMBER 6, 2023SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
THE HARTFORD FLOATING RATE HIGH INCOME FUND SUMMARY PROSPECTUS DATED MARCH 1, 2023
HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2023, AS SUPPLEMENTED TO DATEIMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT POLICYThis Supplement contains new and additional information regarding The Hartford Floating Rate High Income Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.Effective on or about March 1, 2024, the name, investment objective, principal investment strategy, portfolio management team, benchmark, contractual management fee and expense limitation arrangements of The Hartford Floating Rate High Income Fund (the “Fund”) will change. A summary of the changes effective on or about March 1, 2024 is below.(1) The Fund’s name will be Hartford Low Duration High Income Fund.(2) The Fund’s investment objective will be as follows:INVESTMENT OBJECTIVE.The Fund seeks to provide a high level of income.(3) The Fund will no longer be subject to its non-fundamental policy to invest under normal market conditions at least 80% of the Fund’s assets in a portfolio of: (i) below-investment grade variable or floating rate loans (“Floating Rate Loans”) and floating rate securities; (ii) high yield fixed-rate loans or debt securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed-rate interest payments into floating-rate interest payments; and (iii) fixed-rate instruments with a duration of less than or equal to one year, including money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The Fund’s principal investment strategy will be as follows:PRINCIPAL INVESTMENT STRATEGY.The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective. The Fund normally invests at least 65% of its net assets in non-investment grade debt securities (also known as “junk bonds”). The foreign debt securities in which the Fund invests include securities of emerging market issuers. The Fund may invest in various types of debt securities, including, but not limited to, securitized debt, such as floating-rate and fixed rate collateralized loan obligations (“CLOs”), mortgage-backed securities, credit risk transfer securities, and asset-backed securities; corporate bonds; bank loans and loan participation interests; convertible securities; and U.S. government and agency securities.In order to manage the Fund’s interest rate risk (including the Fund’s duration), the Fund may use derivatives such as Treasury futures, options and/or interest rate swaps. The Fund normally will maintain a dollar weighted average duration of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives that may be used to manage the Fund’s interest rate risk. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the to be announced (TBA) market. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may trade securities actively. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.Wellington Management combines comprehensive top-down quantitative and macroeconomic analysis with detailed bottom-up research to seek to identify the most attractive investment opportunities.(4) The Fund’s principal risks will no longer include “Forward Currency Contracts Risk,” “LIBOR Risk” and “ESG Integration Risk.” The Fund’s principal risks will also include the following: “Mortgage-Related and Asset-Backed Securities Risk,” “Collateralized Loan Obligations Risk,” “Convertible Securities Risk,” “Futures and Options Risk,” “To Be Announced (TBA) Transactions Risk,” “Credit Risk Transfer Securities Risk,” and “U.S. Government Securities Risk.” These risks are discussed in the “More Information About Risks” section of the Fund’s Statutory Prospectus.(5) The Fund is changing its benchmark because Hartford Funds Management Company, LLC (“HFMC”), the Fund’s investment manager, believes that the new benchmarks will better reflect the Fund’s revised investment strategy. The Fund’s benchmarks will be the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index and the Bloomberg US Aggregate Bond Index.
The Hartford Floating Rate High Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DECEMBER 6, 2023SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
THE HARTFORD FLOATING RATE HIGH INCOME FUND SUMMARY PROSPECTUS DATED MARCH 1, 2023
HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2023, AS SUPPLEMENTED TO DATEIMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE, AND INVESTMENT POLICYThis Supplement contains new and additional information regarding The Hartford Floating Rate High Income Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.Effective on or about March 1, 2024, the name, investment objective, principal investment strategy, portfolio management team, benchmark, contractual management fee and expense limitation arrangements of The Hartford Floating Rate High Income Fund (the “Fund”) will change. A summary of the changes effective on or about March 1, 2024 is below.(1) The Fund’s name will be Hartford Low Duration High Income Fund.(2) The Fund’s investment objective will be as follows:INVESTMENT OBJECTIVE.The Fund seeks to provide a high level of income.(3) The Fund will no longer be subject to its non-fundamental policy to invest under normal market conditions at least 80% of the Fund’s assets in a portfolio of: (i) below-investment grade variable or floating rate loans (“Floating Rate Loans”) and floating rate securities; (ii) high yield fixed-rate loans or debt securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed-rate interest payments into floating-rate interest payments; and (iii) fixed-rate instruments with a duration of less than or equal to one year, including money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The Fund’s principal investment strategy will be as follows:PRINCIPAL INVESTMENT STRATEGY.The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective. The Fund normally invests at least 65% of its net assets in non-investment grade debt securities (also known as “junk bonds”). The foreign debt securities in which the Fund invests include securities of emerging market issuers. The Fund may invest in various types of debt securities, including, but not limited to, securitized debt, such as floating-rate and fixed rate collateralized loan obligations (“CLOs”), mortgage-backed securities, credit risk transfer securities, and asset-backed securities; corporate bonds; bank loans and loan participation interests; convertible securities; and U.S. government and agency securities.In order to manage the Fund’s interest rate risk (including the Fund’s duration), the Fund may use derivatives such as Treasury futures, options and/or interest rate swaps. The Fund normally will maintain a dollar weighted average duration of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives that may be used to manage the Fund’s interest rate risk. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the to be announced (TBA) market. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may trade securities actively. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.Wellington Management combines comprehensive top-down quantitative and macroeconomic analysis with detailed bottom-up research to seek to identify the most attractive investment opportunities.(4) The Fund’s principal risks will no longer include “Forward Currency Contracts Risk,” “LIBOR Risk” and “ESG Integration Risk.” The Fund’s principal risks will also include the following: “Mortgage-Related and Asset-Backed Securities Risk,” “Collateralized Loan Obligations Risk,” “Convertible Securities Risk,” “Futures and Options Risk,” “To Be Announced (TBA) Transactions Risk,” “Credit Risk Transfer Securities Risk,” and “U.S. Government Securities Risk.” These risks are discussed in the “More Information About Risks” section of the Fund’s Statutory Prospectus.(5) The Fund is changing its benchmark because Hartford Funds Management Company, LLC (“HFMC”), the Fund’s investment manager, believes that the new benchmarks will better reflect the Fund’s revised investment strategy. The Fund’s benchmarks will be the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index and the Bloomberg US Aggregate Bond Index.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of income.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a yield perspective. The Fund normally invests at least 65% of its net assets in non-investment grade debt securities (also known as “junk bonds”). The foreign debt securities in which the Fund invests include securities of emerging market issuers. The Fund may invest in various types of debt securities, including, but not limited to, securitized debt, such as floating-rate and fixed rate collateralized loan obligations (“CLOs”), mortgage-backed securities, credit risk transfer securities, and asset-backed securities; corporate bonds; bank loans and loan participation interests; convertible securities; and U.S. government and agency securities.In order to manage the Fund’s interest rate risk (including the Fund’s duration), the Fund may use derivatives such as Treasury futures, options and/or interest rate swaps. The Fund normally will maintain a dollar weighted average duration of less than 3 years. Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates. The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives that may be used to manage the Fund’s interest rate risk. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including securities acquired or sold in the to be announced (TBA) market. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. The Fund may trade securities actively. The portfolio managers may allocate a portion of the Fund’s assets to specialists within Wellington Management who drive individual sector and security selection strategies.Wellington Management combines comprehensive top-down quantitative and macroeconomic analysis with detailed bottom-up research to seek to identify the most attractive investment opportunities.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	(5) The Fund is changing its benchmark because Hartford Funds Management Company, LLC (“HFMC”), the Fund’s investment manager, believes that the new benchmarks will better reflect the Fund’s revised investment strategy. The Fund’s benchmarks will be the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index and the Bloomberg US Aggregate Bond Index.